Carrying Amount of Goodwill by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012	Oct. 30, 2011	Jan. 30, 2011	Jan. 31, 2010		Feb. 01, 2009
Goodwill [Line Items]
Gross Goodwill	$ 4,364	$ 4,318		$ 4,428
Accumulated Impairments	(1,085)	(1,167)		(1,278)
Net Goodwill	3,279	3,151	3,151	3,150	3,149	[1]	3,368
Water Works
Goodwill [Line Items]
Gross Goodwill	1,867	1,867		1,855
Accumulated Impairments	(815)	(815)		(815)
Net Goodwill	1,052	1,052		1,040
Facilities Maintenance
Goodwill [Line Items]
Gross Goodwill	1,603	1,474		1,474
Net Goodwill	1,603	1,474		1,474
White Cap
Goodwill [Line Items]
Gross Goodwill	183	183		183
Accumulated Impairments	(74)	(74)		(74)
Net Goodwill	109	109		109
Utilities
Goodwill [Line Items]
Gross Goodwill	284	285		296
Accumulated Impairments	(99)	(99)		(99)
Net Goodwill	185	186		197
Crown Bolt
Goodwill [Line Items]
Gross Goodwill	215	215		215
Net Goodwill	215	215		215
Repair And Remodel
Goodwill [Line Items]
Gross Goodwill	125	125		125
Accumulated Impairments	(30)	(30)		(30)
Net Goodwill	95	95		95
Electrical
Goodwill [Line Items]
Gross Goodwill	20	20		20
Net Goodwill	20	20		20
Industrial Pipes Valves And Fittings
Goodwill [Line Items]
Gross Goodwill		82		82
Accumulated Impairments		(82)		(82)
Net Goodwill
Creative Touch Interiors
Goodwill [Line Items]
Gross Goodwill	67	67		67
Accumulated Impairments	(67)	(67)		(67)
Plumbing
Goodwill [Line Items]
Gross Goodwill				111
Accumulated Impairments				$ (111)

[1]	Does not sum due to rounding